Notes Payable (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 04, 2016	Mar. 31, 2014	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Proceeds from common stock called				$ 5,800,000	$ 8,600,000
Unamortized discount			$ 2,330,367	$ 2,424,457
Common stock par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Loss on restructuring of debt				$ (811,909)
12% Junior Secured Notes Payable 2014 [Member] | Private Placement (Securities Purchase Agreements) [Member]
Debt Instrument [Line Items]
Debt face amount		$ 3,725,000
Maturity period		5 years
Debt frequency of periodic payment		Semi-annually
Description of collateral terms

The 2014 Secured Notes are collateralized by a security interest in the Company’s property and assets, which security interest is junior and subordinate to the security interest that collateralizes the New Brainlab note.

Unamortized discount		$ 413,057	$ 108,431	121,985
12% Junior Secured Notes Payable 2014 [Member] | Private Placement (Securities Purchase Agreements) [Member] | Non-Employee Directors [Member]
Debt Instrument [Line Items]
Debt face amount		1,100,000
Other offering expenses			$ 52,257	$ 58,789
12% Junior Secured Notes Payable 2014 [Member] | Private Placement (Securities Purchase Agreements) [Member] | Placement Agents [Member]
Debt Instrument [Line Items]
Fair value		30,210
Placement agents cash commission		145,500
Other offering expenses		$ 76,186
12% Junior Secured Notes Payable 2014 [Member] | Private Placement (Securities Purchase Agreements) [Member] | Warrant [Member]
Debt Instrument [Line Items]
Number of each common stock called		0.01
Number of common stock called		27,937
Proceeds from common stock called		$ 3,725,000
Warrant exercise price (in dollars per share)		$ 70.00
Fair value		$ 413,057
12% Junior Secured Notes Payable 2014 [Member] | Private Placement (Securities Purchase Agreements) [Member] | Warrant [Member] | Maximum [Member]
Debt Instrument [Line Items]
Number of common stock called		27,937
12% Junior Secured Notes Payable 2014 [Member] | Private Placement (Securities Purchase Agreements) [Member] | Warrant [Member] | Placement Agents [Member]
Debt Instrument [Line Items]
Number of warrants issued to placement agent		1,818
Brainlab Senior Secured Note Payable [Member]
Debt Instrument [Line Items]
Stated interest rate			5.50%	5.50%	5.50%
Debt face amount			$ 2,000,000	$ 2,000,000	$ 5,000,000
Description of collateral terms			Collateralized by a senior security interest in the assets of the Company.
Description of payment terms				Payable in a single aggregate installment upon maturity.
Maturity date			Dec. 31, 2018	Dec. 31, 2018	Apr. 30, 2016
Description of maturity date				Matures on December 31, 2018.
Brainlab Senior Secured Note Payable [Member] | Private Placement (Securities Purchase Agreements) [Member]
Debt Instrument [Line Items]
Debt face amount					$ 740,000
Gain on foregoing of debt				$ 941,000
Brainlab Senior Secured Note Payable [Member] | 2016 Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Accrued interest	$ 740,000		$ 740,000
Debt cancelled principal amount	$ 1,300,000		$ 1,300,000
Number of units issued	99,310		99,310
Brainlab Senior Secured Note Payable [Member] | 2016 Securities Purchase Agreement (Patent And Technology License Agreement) [Member]
Debt Instrument [Line Items]
Debt cancelled principal amount	$ 1,000,000		$ 1,000,000
Brainlab Senior Secured Note Payable [Member] | 2016 Securities Purchase Agreement (Patent And Technology License Agreement) [Member] | 2016 Series A Warrants [Member]
Debt Instrument [Line Items]
Number of each common stock called	0.40
Warrant exercise price (in dollars per share)	$ 16.23		$ 16.23
Number of common shares issued	1		0.4
Brainlab Senior Secured Note Payable [Member] | 2016 Securities Purchase Agreement (Patent And Technology License Agreement) [Member] | 2016 Series B Warrants [Member]
Debt Instrument [Line Items]
Number of each common stock called	0.30
Warrant exercise price (in dollars per share)	$ 21.10		$ 21.10
Number of common shares issued	1		0.3
Brainlab Senior Secured Note Payable [Member] | 2016 Securities Purchase Agreement (Patent And Technology License Agreement) [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Common stock par value (in dollars per share)	$ 0.01
Number of common shares issued	1		1
Brainlab Senior Secured Note Payable [Member] | 2016 Registration Rights Agreement [Member]
Debt Instrument [Line Items]
Debt face amount	$ 1,300,000
Brainlab Senior Secured Note Payable [Member] | 2016 Registration Rights Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate	10.00%
Brainlab Senior Secured Note Payable [Member] | 2016 Registration Rights Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate	2.00%
New Brainlab Note (amended and restated secured note) [Member] | 2016 Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt face amount	$ 2,000,000
Description of collateral terms	Collateralized by a senior security interest in the assets of the Company.
Maturity date	Dec. 31, 2018
Loss on restructuring of debt				820,000
2014 Secured Notes [Member] | Private Placement (Securities Purchase Agreements) [Member]
Debt Instrument [Line Items]
Unamortized discount				121,985	301,531
2014 Secured Notes [Member] | Private Placement (Securities Purchase Agreements) [Member] | Non-Employee Directors [Member]
Debt Instrument [Line Items]
Other offering expenses				$ 58,789	$ 166,080